Concentration and Risks - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration and Risks
Cash, cash equivalents and restricted cash subject to currency conversion controls	¥ 10,453,728	¥ 6,219,252